Leased Property (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Lessor, Lease Income
The components of lease income, which was included in non-interest expense on the Consolidated Statements of Income, were as follows for the three months ended (in thousands):

	March 31, 2023	March 31, 2022
Operating lease income	$575	$43
Total lease income	$575	$43

The components of lease income, which was included in non-interest expense on the Consolidated Statements of Income, were as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Operating lease income	$575	$43	$1,150	$86
Total lease income	$575	$43	$1,150	$86

The components of lease income, which was included in non-interest expense on the Statements of Income, were as follows for the year ending (in thousands):

	2022	2021	2020
Operating lease income	$1,309	$181	$190
Total lease income	$1,309	$181	$190

Lessor, Operating Lease, Payment to be Received, Maturity
The remaining maturities of operating lease receivables as of March 31, 2023, are as follows (in thousands):

Operating Leases
Remaining nine months ending December 31, 2023	$1,726
2024	2,302
2025	2,265
2026	1,657
2027	1,356
Thereafter	3,783
Total lease receivables	$13,089

The remaining maturities of operating lease receivables as of June 30, 2023, are as follows (in thousands):

Operating Leases
Remaining six months ending December 31, 2023	$1,151
2024	2,302
2025	2,265
2026	1,657
2027	1,356
Thereafter	3,783
Total lease receivables	$12,514

The remaining maturities of operating lease receivables as of December 31, 2022 are as follows (in thousands):

Operating Leases
Leases
2023	$2,354
2024	1,454
2025	1,418
2026	810
2027	509
Thereafter	1,594
Total lease receivables	$8,139

Assets And Liabilities, Lessee
Right-of-use assets and liabilities by lease type, and the associated balance sheet classifications are as follows (in thousands):

	Balance Sheet Classification	March 31, 2023	December 31, 2022
Right-of-use assets:
Operating leases	Other assets	$6,474	$7,255
Finance leases	Other assets	2,569	2,620
Total right-of-use assets		$9,043	$9,875
Lease liabilities:
Operating leases	Other liabilities	$6,782	$7,592
Finance Leases	Other liabilities	2,705	2,745
Total lease liabilities		$9,487	$10,337

Right-of-use assets and liabilities by lease type, and the associated balance sheet classifications are as follows (in thousands):

	Balance Sheet Classification	June 30, 2023	December 31, 2022
Right-of-use assets:
Operating leases	Other assets	$5,572	$7,255
Finance leases	Other assets	2,518	2,620
Total right-of-use assets		$8,090	$9,875
Lease liabilities:
Operating leases	Other liabilities	$5,837	$7,592
Finance leases	Other liabilities	2,666	2,745
Total lease liabilities		$8,503	$10,337

Right-of-use assets and liabilities by lease type, and the associated balance sheet classifications are as follows (in thousands):

	Balance Sheet Classification	2022	2021
Right-of-use assets:
Operating leases	Other assets	$7,255	$7,869
Finance leases	Other assets	2,620	2,824
Total right-of-use assets		$9,875	$10,693
Lease liabilities:
Operating leases	Other liabilities	$7,592	$8,268
Finance Leases	Other liabilities	2,745	2,897
Total lease liabilities		$10,337	$11,165

Lease, Cost
The components of total lease cost were as follows for the period ending (in thousands):

	March 31, 2023	March 31, 2022
Finance lease cost
Right-of-use asset amortization	$51	$51
Interest expense	15	16
Operating lease cost	839	594
Total lease cost	$905	$661
The following table presents additional information about the Company’s leases as of March 31, 2023, and December 31, 2022.

Supplemental lease information (dollars in thousands)	March 31, 2023	December 31, 2022
Finance lease weighted average remaining lease term (years)	12.51	12.76
Finance lease weighted average discount rate	2.22%	2.22%
Operating lease weighted average remaining lease term (years)	3.15	3.26
Operating lease weighted average discount rate	3.16%	3.19%

Cash paid for amounts included in the measurement of lease liabilities	March 31, 2023	March 31, 2022
Operating cash flows from operating leases	$868	$569
Operating cash flows from finance leases	15	16
Financing cash flows from finance leases	39	38
Right-of-use assets obtained in exchange for new finance lease liabilities	—	—
Right-of-use assets obtained in exchange for new operating lease liabilities	—	—

The components of total lease cost were as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Finance lease cost
Right-of-use asset amortization	$51	$51	$102	$102
Interest expense	15	16	30	32
Operating lease cost	839	594	1,667	1,195
Total lease cost	$905	$661	$1,799	$1,329
The following table presents additional information about the Company’s leases as of June 30, 2023, and December 31, 2022.

Supplemental lease information (dollars in thousands)	June 30, 2023	December 31, 2022
Finance lease weighted average remaining lease term (years)	12.26	12.76
Finance lease weighted average discount rate	2.22%	2.22%
Operating lease weighted average remaining lease term (years)	3.15	3.26
Operating lease weighted average discount rate	3.06%	3.19%

Cash paid for amounts included in the measurement of lease liabilities	June 30, 2023	June 30, 2022
Operating cash flows from operating leases	$1,739	$1,238
Operating cash flows from finance leases	30	32
Financing cash flows from finance leases	80	76
Right-of-use assets obtained in exchange for new finance lease liabilities	—	—
Right-of-use assets obtained in exchange for new operating lease liabilities	—	502

The components of total lease cost were as follows for the period ending (in thousands):

	2022	2021	2020
Finance lease cost
Right-of-use asset amortization	$204	$207	$34
Interest expense	63	39	6
Operating lease cost	2,495	2,517	2,344
Total lease cost	$2,762	$2,763	$2,384
The following table presents additional information about the Company’s leases as of December 31, 2022 and 2021.

Supplemental lease information (dollars in thousands)	2022	2021
Finance lease weighted average remaining lease term (years)	12.76	13.76
Finance lease weighted average discount rate	2.22%	2.22%
Operating lease weighted average remaining lease term (years)	3.26	4.12
Operating lease weighted average discount rate	3.19%	2.89%

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,557	$2,323
Operating cash flows from finance leases	63	39
Financing cash flows from finance leases	152	152
Right-of-use assets obtained in exchange for new finance lease liabilities	—	—
Right-of-use assets obtained in exchange for new operating lease liabilities	1,558	856

Lessee, Operating Lease, Liability, Maturity
The Company’s future undiscounted lease payments for finance and operating leases with initial terms of one year or more as of March 31, 2023, are as follows (in thousands):

	Operating Leases	Finance Leases
Remaining nine months ending December 31, 2023	$2,606	$165
2024	2,294	224
2025	839	228
2026	415	233
2027	366	238
Thereafter	625	2,033
Total undiscounted lease payments	7,145	3,121
Less: Discount	(363)	(416)
Net lease liabilities	$6,782	$2,705

The Company’s future undiscounted lease payments for finance and operating leases with initial terms of one year or more as of June 30, 2023, are as follows (in thousands):

	Operating Leases	Finance Leases
Remaining six months ending December 31, 2023	$1,591	$110
2024	2,305	224
2025	849	228
2026	415	233
2027	366	238
Thereafter	625	2,034
Total undiscounted lease payments	6,151	3,067
Less: discount	(314)	(401)
Net lease liabilities	$5,837	$2,666

The Company’s future undiscounted lease payments for finance and operating leases with initial terms of one year or more as of December 31, 2022 are as follows (in thousands):

	Operating Leases	Finance Leases
2023	$3,474	$220
2024	2,294	224
2025	839	228
2026	415	233
2027	366	238
Thereafter	626	2,033
Total undiscounted lease payments	8,014	3,176
Less: Discount	(422)	(431)
Net lease liabilities	$7,592	$2,745

Finance Lease, Liability, to be Paid, Maturity
The Company’s future undiscounted lease payments for finance and operating leases with initial terms of one year or more as of March 31, 2023, are as follows (in thousands):

	Operating Leases	Finance Leases
Remaining nine months ending December 31, 2023	$2,606	$165
2024	2,294	224
2025	839	228
2026	415	233
2027	366	238
Thereafter	625	2,033
Total undiscounted lease payments	7,145	3,121
Less: Discount	(363)	(416)
Net lease liabilities	$6,782	$2,705

The Company’s future undiscounted lease payments for finance and operating leases with initial terms of one year or more as of June 30, 2023, are as follows (in thousands):

	Operating Leases	Finance Leases
Remaining six months ending December 31, 2023	$1,591	$110
2024	2,305	224
2025	849	228
2026	415	233
2027	366	238
Thereafter	625	2,034
Total undiscounted lease payments	6,151	3,067
Less: discount	(314)	(401)
Net lease liabilities	$5,837	$2,666

The Company’s future undiscounted lease payments for finance and operating leases with initial terms of one year or more as of December 31, 2022 are as follows (in thousands):

	Operating Leases	Finance Leases
2023	$3,474	$220
2024	2,294	224
2025	839	228
2026	415	233
2027	366	238
Thereafter	626	2,033
Total undiscounted lease payments	8,014	3,176
Less: Discount	(422)	(431)
Net lease liabilities	$7,592	$2,745